Note 11 - Share-based Payments (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Warrant Remaining Contract Life (Yrs)
Outstanding as at January 1, 201 8	3,999,000	$0.23	2.77
Outstanding as at March 31, 201 8	3,999,000	$0.23	2.52
Granted	2,920,000	0.07	2.89
Expired	(25,000)	0.23	-
Forfeited	(90,000)	0.23	-
Outstanding as at December 31, 201 8	6,804,000	$0.19	2.26
Granted	1,200,000	$0.07	2.85
Forfeited	(442,000)	$0.22	-
Outstanding as at March 31, 201 9	7,562,000	$0.13	2.17
Options exercisable as at March 31, 2018	3,108,625	$0.21
Options exercisable as at December 31, 2018	4,566,000	$0.19
Options exercisable as at March 31, 2019	4,852,001	$0.16